Interest-bearing loans and borrowings - Interest rates used to discount future cash flows (Details) - Borrowings	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minimum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	4.30%	0.10%	(0.50%)
Maximum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	4.90%	0.60%	0.10%